SUBSEQUENT EVENT (Narrative) (Details) - Subsequent event - Silicon Valley Bank $ in Thousands	Mar. 14, 2023 USD ($)
Subsequent Event [Line Items]
Deposits held	$ 15,700
Revolving Credit Facility
Subsequent Event [Line Items]
Unutilized revolving credit facility	$ 50,000